STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative)				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 15, 2021 shares	Apr. 09, 2021 USD ($) $ / shares	Apr. 08, 2020 USD ($) d $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 shares	Jan. 31, 2020 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2019 $ / shares shares	Jun. 08, 2020 $ / shares
Number of shares issued | shares											20,000
Dividend payable | $											$ 400,000
Conversion price | $ / shares			$ 1.50
Number of shares converted (in shares) | shares			3,333
Value of converted shares | $			$ 5,000
Number of series A preferred stock converted to common stock | shares	4,636,649
Preferred stock, par value per share | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of shares issued upon conversion | shares	695,498
Warrant exercises | $							$ 1,083,000	$ 4,022,000	$ 1,217,000	$ 4,022,000	$ 8,028,261
Warrants granted | shares											2,146,836	22,223,058
Number of warrant issued for consultant for marketing services | shares									15,000
Exercise price of warrants | $ / shares							$ 2.50		$ 2.50		$ 0.25
Proceeds from issuance of warrant | $			$ 239,747
Warrant inducement expense | $								845,000		845,000	$ 845,415
Convertible Noteholders [Member]
Debt Instrument, Face Amount | $								$ 100,000		$ 100,000	$ 124,603
Warrants granted | shares						49,842				49,842
Number of warrant issued for consultant for marketing services | shares											150,000
Accrued interest satisfied by issuance of warrants | $						$ 100,000				$ 100,000	$ 124,603
Exercise price of warrants | $ / shares								$ 2.50		$ 2.50	$ 0.25
Warrants issued to note holders for every $1,000 of accrued interest | shares										400
Warrants granted, exercisable period											3 years 9 months 18 days
Series A Preferred Stock [Member]
Conversion price | $ / shares			$ 1.50
Common Stock [Member]
Market price | $ / shares			$ 2.50
Share issue price | $ / shares													$ 0.60
Warrant exercises | $								$ 2,000		$ 2,000	$ 42,010
Warrant exercises (in shares) | shares							433,265	2,009,703	486,684	2,009,703	42,009,858
Warrant [Member]
Number of shares issued | shares				1,997,911			433,265		486,684	11,792
Warrant exercises | $				$ 3,200,000			$ 1,000,000		$ 1,200,000	$ 20,000
Warrant exercises (in shares) | shares				1,997,911			433,265		486,684	11,792
Warrants granted | shares					15,000
Exercise price of warrants | $ / shares				$ 1.60			$ 2.50	$ 1.80	$ 2.50	$ 1.80
Warrant inducement expense | $				$ 800,000
Series A Preferred Stock [Member]
Number of shares issued | shares			1,391
Value of shares issued | $			$ 11,600,000
Issue costs | $			$ 29,000
Fair value per share | $ / shares			$ 8,000
Debt Instrument, Face Amount | $			$ 7,000,000
Dividend payable | $		$ 1,000,000
Dividend declared (in dollars per share) | $ / shares		$ 750
Preferred stock, par value per share | $ / shares		$ 0.001
Dividend record date		Apr. 12, 2021
Series A Preferred Stock [Member]
Share issue price | $ / shares			$ 5,000
Percentage of dividend accured			10.00%
Consecutive trading days | d			20